Long-Term Deposits, Equipment Prepayments and Other - Schedule of Equipment Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments	$ 51,854	$ 39,813
Miner credits [Member]
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments		11,330
Bitmain T21 & S21 Pro Miners Purchase Order and Purchase Option [Member]
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments		16,912
March 2024 Purchase Order [Member]
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments	34,791
Other BVVE and electrical components [Member]
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments	3,499	4,400
Construction work and materials [Member]
Schedule of Equipment Prepayments [Line Items]
Equipment and construction prepayments	$ 13,564	$ 7,171